Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes (Textual)
Effective income tax rate	0.00%	0.00%	83.50%
Deferred tax asset	$ 0	$ 0
Inland Revenue, Hong Kong [Member]
Income Taxes (Textual)
Effective income tax rate	16.50%
PRC [Member]
Income Taxes (Textual)
Effective income tax rate	25.00%
Operating loss carryforwards, description	The Company's subsidiaries incorporated in the PRC has unused net operating losses ("NOLs") available for carry forward to future years for PRC income tax reporting purposes up to five years.